FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Fair value measurements [Abstract]
Disclosure of fair value measurement of liabilities

Fair Value Measurements
At December 31, 2021	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Aggregate Fair Value
	(Level 1)	(Level 2)	(Level 3)
Cash and equivalents	$5,280	$—	$—	$5,280
Other investments[1]	414	—	—	414
Derivatives	—	53	—	53
Receivables from provisional copper and gold sales	—	242	—	242
	$5,694	$295	$—	$5,989

Fair Value Measurements
At December 31, 2020	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Aggregate Fair Value
	(Level 1)	(Level 2)	(Level 3)
Cash and equivalents	$5,188	$—	$—	$5,188
Other investments[1]	428	—	—	428
Derivatives	—	40	—	40
Receivables from provisional copper and gold sales	—	265	—	265
	$5,616	$305	$—	$5,921
[1]   Includes equity investments in other mining companies.

	At December 31, 2021		At December 31, 2020
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Financial assets
Other assets[1]	$382	$382	$571	$571
Other investments[2]	414	414	428	428
Derivative assets[3]	53	53	40	40
	$849	$849	$1,039	$1,039
Financial liabilities
Debt[4]	$5,150	$6,928	$5,155	$7,288
Other liabilities	473	473	382	382
	$5,623	$7,401	$5,537	$7,670
[1]Includes restricted cash and amounts due from our partners.
[2]Includes equity investments in other mining companies. Recorded at fair value. Quoted market prices are used to determine fair value.
[3]Primarily consists of contingency consideration received as part of the sale of Massawa and Lagunas Norte.
[4]Debt is generally recorded at amortized cost except for obligations that are designated in a fair-value hedge relationship, in which case the carrying amount is adjusted for changes in fair value of the hedging instrument in periods when a hedge relationship exists. The fair value of debt is primarily determined using quoted market prices. Balance includes both current and long-term portions of debt.

Disclosure of fair value measurement of assets

Fair Value Measurements
At December 31, 2021	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Aggregate Fair Value
	(Level 1)	(Level 2)	(Level 3)
Cash and equivalents	$5,280	$—	$—	$5,280
Other investments[1]	414	—	—	414
Derivatives	—	53	—	53
Receivables from provisional copper and gold sales	—	242	—	242
	$5,694	$295	$—	$5,989

Fair Value Measurements
At December 31, 2020	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Aggregate Fair Value
	(Level 1)	(Level 2)	(Level 3)
Cash and equivalents	$5,188	$—	$—	$5,188
Other investments[1]	428	—	—	428
Derivatives	—	40	—	40
Receivables from provisional copper and gold sales	—	265	—	265
	$5,616	$305	$—	$5,921
[1]   Includes equity investments in other mining companies.

	At December 31, 2021		At December 31, 2020
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Financial assets
Other assets[1]	$382	$382	$571	$571
Other investments[2]	414	414	428	428
Derivative assets[3]	53	53	40	40
	$849	$849	$1,039	$1,039
Financial liabilities
Debt[4]	$5,150	$6,928	$5,155	$7,288
Other liabilities	473	473	382	382
	$5,623	$7,401	$5,537	$7,670
[1]Includes restricted cash and amounts due from our partners.
[2]Includes equity investments in other mining companies. Recorded at fair value. Quoted market prices are used to determine fair value.
[3]Primarily consists of contingency consideration received as part of the sale of Massawa and Lagunas Norte.
[4]Debt is generally recorded at amortized cost except for obligations that are designated in a fair-value hedge relationship, in which case the carrying amount is adjusted for changes in fair value of the hedging instrument in periods when a hedge relationship exists. The fair value of debt is primarily determined using quoted market prices. Balance includes both current and long-term portions of debt.